UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 36.3%
Consumer Discretionary 2.2%
Charter Communications Operating LLC, 3.579%, 7/23/2020	250,000	256,115
Ford Motor Co., 5.291%, 12/8/2046	240,000	238,259
General Motors Co.:
6.6%, 4/1/2036	195,000	224,598
6.75%, 4/1/2046	200,000	236,607
General Motors Financial Co., Inc.:
2.4%, 5/9/2019	395,000	393,903
3.2%, 7/13/2020	320,000	322,338
3.2%, 7/6/2021	470,000	467,776
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021 (a)	600,000	601,909
The Gap, Inc., 5.95%, 4/12/2021 (a)	790,000	833,550
Time Warner, Inc., 3.8%, 2/15/2027	275,000	268,228
		3,843,283
Consumer Staples 1.0%
Danone SA, 144A, 2.947%, 11/2/2026	545,000	518,870
Kraft Heinz Foods Co., 4.375%, 6/1/2046	280,000	261,767
Molson Coors Brewing Co.:
3.0%, 7/15/2026	260,000	244,571
4.2%, 7/15/2046	295,000	273,772
PepsiCo, Inc., 4.45%, 4/14/2046	165,000	175,809
Smithfield Foods, Inc.:
144A, 3.35%, 2/1/2022 (b)	90,000	90,484
144A, 4.25%, 2/1/2027 (b)	115,000	116,304
		1,681,577
Energy 4.4%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	140,000	150,492
5.55%, 3/15/2026 (a)	315,000	354,352
ConocoPhillips Co., 4.15%, 11/15/2034	335,000	330,735
Enbridge, Inc., 5.5%, 12/1/2046	270,000	291,846
Encana Corp., 5.15%, 11/15/2041	160,000	152,043
Energy Transfer Partners LP, 5.95%, 10/1/2043	200,000	210,919
Ensco PLC:
4.7%, 3/15/2021	2,000	1,980
144A, 8.0%, 1/31/2024 (a)	120,000	124,510
Halliburton Co., 4.85%, 11/15/2035	500,000	535,450
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042	260,000	243,668
6.375%, 3/1/2041	45,000	50,138
Marathon Oil Corp., 5.2%, 6/1/2045	330,000	322,686
Noble Holding International Ltd., 5.25%, 3/16/2018 (a)	110,000	110,825
ONEOK Partners LP, 3.375%, 10/1/2022	150,000	150,980
Petroleos Mexicanos:
3.5%, 1/30/2023	550,000	506,677
4.625%, 9/21/2023	325,000	316,875
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020	750,000	756,856
Plains All American Pipeline LP:
2.85%, 1/31/2023	410,000	394,117
4.3%, 1/31/2043	200,000	169,674
4.5%, 12/15/2026	385,000	389,602
Regency Energy Partners LP:
4.5%, 11/1/2023	280,000	290,258
5.5%, 4/15/2023	375,000	390,165
Shell International Finance BV, 4.0%, 5/10/2046	179,000	171,149
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	513,000	512,210
Sunoco Logistics Partners Operations LP:
4.4%, 4/1/2021	375,000	397,193
5.3%, 4/1/2044	250,000	250,966
Valero Energy Partners LP, 4.375%, 12/15/2026	325,000	328,922
		7,905,288
Financials 15.8%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	375,000	415,254
AIA Group Ltd., 144A, 4.5%, 3/16/2046	300,000	301,412
Air Lease Corp., 3.0%, 9/15/2023	315,000	305,629
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021 (a)	395,000	383,753
144A, 2.75%, 2/3/2021	385,000	385,119
Apollo Investment Corp., 5.25%, 3/3/2025	450,000	440,684
Ares Capital Corp.:
3.625%, 1/19/2022	420,000	410,774
3.875%, 1/15/2020	685,000	697,787
Banco Bilbao Vizcaya Argentaria SA, 3.0%, 10/20/2020	400,000	403,555
Bank of America Corp.:
4.443%, 1/20/2048	330,000	328,470
5.75%, 12/1/2017	1,000,000	1,033,500
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021	515,000	509,150
BPCE SA:
2.65%, 2/3/2021	515,000	513,872
3.375%, 12/2/2026 (a)	375,000	367,792
Branch Banking & Trust Co., 1.45%, 5/10/2019	445,000	440,368
Capital One NA, 2.95%, 7/23/2021	530,000	534,463
Compass Bank, 1.85%, 9/29/2017	500,000	499,113
Credit Agricole SA:
144A, 2.375%, 7/1/2021	330,000	324,066
144A, 4.125%, 1/10/2027	345,000	343,439
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	270,000	268,644
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023	455,000	454,861
4.55%, 4/17/2026	400,000	410,995
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	319,540
FS Investment Corp., 4.75%, 5/15/2022	350,000	356,511
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	300,000	314,673
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034	167,093	170,302
HSBC Holdings PLC, 4.375%, 11/23/2026	350,000	351,864
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	318,646
Intesa Sanpaolo SpA, 3.875%, 1/15/2019	700,000	715,448
Jefferies Group LLC:
5.125%, 4/13/2018	500,000	517,330
6.5%, 1/20/2043	125,000	127,811
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	125,000	120,555
Legg Mason, Inc., 5.625%, 1/15/2044	300,000	303,257
Lloyds Banking Group PLC, 3.75%, 1/11/2027	450,000	442,362
Loews Corp., 4.125%, 5/15/2043	250,000	239,290
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	625,000	678,228
Manulife Financial Corp., 5.375%, 3/4/2046	385,000	453,995
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	160,000	149,486
Morgan Stanley, 4.375%, 1/22/2047	240,000	237,301
Nationwide Building Society, 144A, 2.45%, 7/27/2021	370,000	364,713
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	250,000	267,025
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	782,582
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,300,000	1,305,034
Regions Bank, 2.25%, 9/14/2018	485,000	486,689
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	475,000	461,626
Santander Bank NA, 2.0%, 1/12/2018	500,000	500,359
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	655,000	656,583
Santander UK Group Holdings PLC, 2.875%, 8/5/2021	825,000	814,654
Skandinaviska Enskilda Banken AB, 2.625%, 3/15/2021	395,000	395,703
Societe Generale SA:
144A, 2.625%, 9/16/2020	625,000	628,153
144A, 7.375%, 12/29/2049	2,000,000	2,003,700
Standard Chartered PLC:
144A, 3.05%, 1/15/2021	750,000	750,106
144A, 4.05%, 4/12/2026	625,000	622,309
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/2021	195,000	188,592
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	235,000	234,112
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	250,000	243,509
Synchrony Financial, 2.6%, 1/15/2019	300,000	301,656
The Huntington National Bank, 2.2%, 11/6/2018	250,000	250,979
UBS AG, 1.375%, 6/1/2017	340,000	340,049
Visa, Inc.:
3.15%, 12/14/2025	355,000	354,547
4.3%, 12/14/2045	210,000	217,123
Voya Financial, Inc., 4.8%, 6/15/2046	295,000	286,107
		28,045,209
Health Care 2.2%
Abbott Laboratories, 2.9%, 11/30/2021	420,000	418,155
Actavis Funding SCS, 3.0%, 3/12/2020	330,000	335,149
Aetna, Inc.:
2.8%, 6/15/2023	210,000	208,318
4.375%, 6/15/2046	280,000	280,675
Amgen, Inc., 2.6%, 8/19/2026	535,000	490,809
AstraZeneca PLC, 4.375%, 11/16/2045	195,000	196,758
Mylan NV, 144A, 5.25%, 6/15/2046	415,000	390,050
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026	638,000	599,051
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	380,000	362,029
UnitedHealth Group, Inc.:
3.45%, 1/15/2027	115,000	116,645
4.2%, 1/15/2047	185,000	186,674
Zoetis, Inc., 4.5%, 11/13/2025	305,000	325,463
		3,909,776
Industrials 0.7%
FedEx Corp., 4.55%, 4/1/2046	230,000	229,548
Molex Electronic Technologies LLC, 144A, 2.878%, 4/15/2020	335,000	336,664
Northrop Grumman Corp., 3.2%, 2/1/2027	400,000	393,198
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027	300,000	284,689
		1,244,099
Information Technology 2.8%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026	360,000	343,649
Alibaba Group Holding Ltd.:
3.125%, 11/28/2021	114,000	114,517
3.6%, 11/28/2024	334,000	332,058
Apple, Inc., 3.45%, 2/9/2045	200,000	175,448
Broadcom Corp.:
144A, 3.0%, 1/15/2022	247,000	245,927
144A, 3.625%, 1/15/2024	217,000	217,275
144A, 3.875%, 1/15/2027	247,000	245,116
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	370,000	377,612
144A, 4.42%, 6/15/2021	305,000	317,426
144A, 8.1%, 7/15/2036	230,000	277,761
Fidelity National Information Services, Inc., 3.625%, 10/15/2020	447,000	462,417
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020	315,000	323,362
Lam Research Corp., 2.75%, 3/15/2020	340,000	340,741
Microsoft Corp., 3.45%, 8/8/2036	210,000	195,197
NVIDIA Corp., 2.2%, 9/16/2021	300,000	292,604
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022 (b)	205,000	204,528
5.75%, 12/1/2034	470,000	423,940
		4,889,578
Materials 1.8%
CF Industries, Inc., 3.45%, 6/1/2023 (a)	1,950,000	1,828,125
Corporacion Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019 (a)	200,000	220,184
Freeport-McMoRan, Inc., 144A, 6.875%, 2/15/2023	520,000	542,100
Solvay Finance America LLC:
144A, 3.4%, 12/3/2020	255,000	260,307
144A, 4.45%, 12/3/2025	340,000	352,440
		3,203,156
Real Estate 2.6%
American Tower Corp., (REIT), 3.3%, 2/15/2021	230,000	232,636
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	258,000	239,956
(REIT), 5.25%, 12/1/2023	250,000	247,913
(REIT), 5.95%, 12/15/2026	280,000	277,320
Crown Castle International Corp.:
(REIT), 4.0%, 3/1/2027 (b)	87,000	86,824
(REIT), 5.25%, 1/15/2023	305,000	331,322
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	610,000	615,840
Healthcare Trust of America Holdings LP, (REIT), 3.375%, 7/15/2021	500,000	504,432
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	500,000	526,376
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	300,000	305,263
Scentre Group Trust 1:
144A, (REIT), 2.375%, 4/28/2021	350,000	344,866
144A, (REIT), 3.5%, 2/12/2025	450,000	445,620
Select Income REIT, (REIT), 4.15%, 2/1/2022	470,000	469,174
		4,627,542
Telecommunication Services 2.0%
AT&T, Inc.:
2.45%, 6/30/2020	330,000	327,445
3.4%, 5/15/2025	200,000	191,318
4.25%, 3/1/2027 (b)	508,000	507,695
4.5%, 5/15/2035	460,000	432,465
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2042	240,000	242,599
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022	570,000	566,317
144A, 3.6%, 1/19/2027	491,000	485,103
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	200,000	200,250
Verizon Communications, Inc., 4.272%, 1/15/2036	600,000	558,564
		3,511,756
Utilities 0.8%
Electricite de France SA, 144A, 4.75%, 10/13/2035	490,000	499,100
Exelon Corp., 5.1%, 6/15/2045	270,000	289,793
Southern Co., 3.25%, 7/1/2026	520,000	502,971
Southern Power Co., Series F, 4.95%, 12/15/2046	209,000	206,075
		1,497,939
Total Corporate Bonds (Cost $64,461,654)		64,359,203
Mortgage-Backed Securities Pass-Throughs 17.3%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	5,844,589	6,018,506
4.5%, 12/1/2040	1,172,613	1,264,512
5.0%, 12/1/2040	261,967	287,116
5.5%, 6/1/2039	165,987	185,442
6.0%, 11/1/2038	472,270	531,889
7.5%, 2/1/2035	311,352	361,851
Federal National Mortgage Association:
3.0%, 12/1/2042	1,152,259	1,146,438
3.5%, with various maturities from 11/1/2042 until 1/1/2046	10,045,055	10,314,724
4.0%, 11/1/2045	1,732,314	1,825,376
4.5%, 11/1/2043	824,650	889,755
5.0%, with various maturities from 12/1/2039 until 11/1/2041	2,761,570	3,056,136
5.5%, with various maturities from 2/1/2031 until 2/1/2042	1,584,176	1,761,110
6.5%, with various maturities from 5/1/2023 until 4/1/2037	383,469	436,164
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,254,992	1,268,519
4.5%, 7/15/2040	190,407	207,436
5.5%, 6/15/2038	199,778	228,235
6.5%, with various maturities from 12/15/2023 until 7/15/2039	833,409	962,730
Total Mortgage-Backed Securities Pass-Throughs (Cost $30,848,835)		30,745,939
Asset-Backed 6.1%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021	500,000	504,065
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	992,145
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	400,000	401,042
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,201,579
		3,098,831
Credit Card Receivables 0.6%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	1,000,000	979,588
Miscellaneous 3.8%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	1,444,844	1,465,930
Dryden XXXI Senior Loan Fund, "C", Series 2014-31A, 144A, 3.732% *, 4/18/2026	2,000,000	2,001,690
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	131,479	132,193
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	332,286
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	728,175	730,954
Voya CLO Ltd., "A2", Series 2013-1A, 144A, 2.68% *, 4/15/2024	2,000,000	1,999,984
		6,663,037
Total Asset-Backed (Cost $10,737,166)		10,741,456
Commercial Mortgage-Backed Securities 6.0%
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028	1,000,000	1,011,422
Commercial Mortgage Trust, "AM", Series 2007-C9, 5.65%, 12/10/2049	500,000	504,868
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,040,354
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,037,260
"AAB", Series 2014-GC18, 3.648%, 1/10/2047	170,000	178,804
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048	1,680,000	1,748,353
Morgan Stanley Re-REMIC Trust, "A4B", Series 2010-GG10, 144A, 5.797% *, 8/15/2045	410,000	410,805
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	999,796
"A4", Series 2015-C27, 3.19%, 2/15/2048	1,670,000	1,674,235
"A4", Series 2015-SG1, 3.789%, 12/15/2047	1,500,000	1,565,286
"B", Series 2016-C33, 4.506%, 3/15/2059	500,000	520,368
Total Commercial Mortgage-Backed Securities (Cost $10,764,237)		10,691,551
Collateralized Mortgage Obligations 5.6%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 2.756% *, 10/25/2028	508,357	516,703
"1M1", Series 2016-C02, 2.906% *, 9/25/2028	1,105,208	1,119,540
Federal Home Loan Mortgage Corp.:
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	492,230	29,236
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	161,252	7,275
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	38,601	373
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,041,718	157,541
"UA", Series 4298, 4.0%, 2/15/2054	456,910	460,206
"6", Series 233, Interest Only, 4.5%, 8/15/2035	366,102	63,696
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	3,048,553	654,146
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	4,020,307	785,936
"MS", Series 3055, Interest Only, 5.833% **, 10/15/2035	1,594,800	274,492
"SG", Series 3859, Interest Only, 5.933% **, 11/15/2039	1,496,004	122,826
Federal National Mortgage Association:
"PZ", Series 2016-9, 3.5%, 3/25/2046	2,891,155	2,772,611
"4", Series 406, Interest Only, 4.0%, 9/25/2040	737,243	148,141
"SD", Series 2003-129, Interest Only, 6.229% **, 1/25/2024	1,400,174	142,423
"YI", Series 2008-36, Interest Only, 6.429% **, 7/25/2036	2,801,124	469,974
"SN", Series 2003-7, Interest Only, 6.979% **, 2/25/2033	2,070,401	393,879
"S", Series 2003-2, Interest Only, 6.979% **, 2/25/2033	1,407,873	267,964
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	7,245,113	731,895
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	475,682	66,304
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	609,824	104,001
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	433,839	80,352
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	749,797	73,977
"SB", Series 2014-81, 13.316% *, 6/20/2044	159,029	206,167
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.885% *, 11/25/2033	366,552	367,953
Total Collateralized Mortgage Obligations (Cost $9,867,170)		10,017,611
Government & Agency Obligations 22.3%
Sovereign Bonds 0.4%
Saudi Government International Bond, 144A, 2.375%, 10/26/2021	760,000	740,240
U.S. Government Sponsored Agency 1.2%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,122,716
U.S. Treasury Obligations 20.7%
U.S. Treasury Bills:
0.4% ***, 2/9/2017 (c)	125,000	124,987
0.56% ***, 6/1/2017 (c)	955,000	953,360
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	596,670
2.25%, 8/15/2046	16,655,000	14,008,421
U.S. Treasury Notes:
0.75%, 10/31/2017 (d)	2,500,000	2,499,610
1.875%, 1/31/2022	365,000	364,415
2.0%, 12/31/2021	35,000	35,150
2.0%, 11/15/2026	18,910,000	18,172,075
		36,754,688
Total Government & Agency Obligations (Cost $39,925,834)		39,617,644
Municipal Bonds and Notes 1.4%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	1,426,437	1,440,416
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	994,140
Total Municipal Bonds and Notes (Cost $2,176,437)		2,434,556
	Shares	Value ($)
Securities Lending Collateral 1.9%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (e) (f) (Cost $3,337,333)	3,337,333	3,337,333
Cash Equivalents 5.2%
Deutsche Central Cash Management Government Fund, 0.54% (e) (Cost $9,274,438)	9,274,438	9,274,438
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $181,393,104) †	102.1	181,219,731
Other Assets and Liabilities, Net	(2.1)	(3,782,003)
Net Assets	100.0	177,437,728

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
**	These securities are shown at their current rate as of January 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $181,495,302. At January 31, 2017, net unrealized depreciation for all securities based on tax cost was $275,571. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,346,428 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,621,999.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $3,241,685, which is 1.8% of net assets.
(b)	When-issued security.
(c)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	84	10,455,375	(13,517)
2 Year U.S. Treasury Note	USD	3/31/2017	9	1,951,172	(1,002)
5 Year U.S. Treasury Note	USD	3/31/2017	72	8,486,438	(5,080)
U.S. Treasury Long Bond	USD	3/22/2017	15	2,262,656	16,844
Total net unrealized depreciation					(2,755)

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	3/22/2017	5	803,438	12,958

Currency Abbreviation
USD	United States Dollar

At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(399,640)	(260,100)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	147,991	155,935
3/16/2016 3/16/2046	2,300,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(47,407)	22,546
12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(629,872)	(536,145)
Total net unrealized depreciation				(617,764)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 1.03%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$64,359,203	$—	$64,359,203
Mortgage-Backed Securities Pass-Throughs	—	30,745,939	—	30,745,939
Asset-Backed	—	10,741,456	—	10,741,456
Commercial Mortgage-Backed Securities	—	10,691,551	—	10,691,551
Collateralized Mortgage Obligations	—	10,017,611	—	10,017,611
Government & Agency Obligations	—	39,617,644	—	39,617,644
Municipal Bonds and Notes	—	2,434,556	—	2,434,556
Short-Term Investments (g)	12,611,771	—	—	12,611,771
Derivatives (h)
Futures Contracts	29,802	—	—	29,802
Interest Rate Swap Contracts	—	178,481	—	178,481
Total	$12,641,573	$168,786,441	$—	$181,428,014
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(19,599)	$—	$—	$(19,599)
Interest Rate Swap Contracts	—	(796,245)	—	(796,245)
Total	$(19,599)	$(796,245)	$—	$(815,844)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 10,203	$ (617,764)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017